Intangible Assets (Vaporin Inc) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Vaporin Inc [Member]
Amortization of intangible assets	$ 10,804	$ 5,402